Stock Based Compensation (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2017	Dec. 29, 2018	Jun. 19, 2018	Jul. 31, 2017	Jun. 23, 2017	Feb. 13, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	May 05, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares						1,088,882
Share-based Compensation							$ 313,042	$ 275,806	$ 1,147,155	$ 1,740,446	$ 1,422,961	$ 1,749,446
Unrecognized compensation cost							$ 1,853,000	$ 1,756,000	$ 2,174,000	$ 5,057,000	$ 2,174,000	$ 5,057,000
Aerkomm 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of plan agreements					Which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Aerkomm 2017 [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares	4,000	4,000
Aerkomm 2017 [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares	12,000			109,000
Issuance shares of common stock					2,000,000								1,000,000
Aggregate shares issue					291,000
Description of plan agreements			The Aerkomm 2017 Plan to two of the Company executives. One-fourth of the 32,000 shares subject to the option shall vest on May 1, 2019, 2020, 2021 and 2022, respectively. One-third of the 30,000 shares subject to the option shall vest on May 29, 2019, 2020 and 2021, respectively.	The Aerkomm 2017 Plan to 11 of its employees. 1/3 of these shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.
Compensation Committee [Member] | Aerkomm 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares		12,000
Aerkomm 2014 Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of plan agreements											The Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Aircom 2014 Plan became effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognize weighted average period											1 year
Minimum [Member] | Aerkomm 2017 [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares			30,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognize weighted average period											5 years
Maximum [Member] | Aerkomm 2017 [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares			32,000